Nasdaq-100 ProFund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq-100® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.88%	20.15%	18.52%
Nasdaq Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		29.57%	17.47%	16.19%
Investor
Prospectus [Line Items]
Average Annual Return, Percent			23.20%	17.25%	15.92%
Performance Inception Date		Aug. 07, 2000
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			22.91%	16.93%	15.71%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.83%	13.89%	13.50%
Service
Prospectus [Line Items]
Average Annual Return, Percent			21.92%	16.07%	14.75%
Performance Inception Date		Aug. 07, 2000

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.